Restatement of prior periods following implementation of IFRS 15 - Consolidated statement of cash flows (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows
Profit before tax	£ 37,648	£ 37,813	[1]	£ 46,396	£ 54,938	[1]
Depreciation	2,970	2,755		5,779	5,329
Amortization	33,440	37,335		68,571	73,389
Loss/(profit) on disposal of intangible assets	4,349	(1,013)		(18,079)	(18,292)
Net finance costs	6,346	4,363		11,472	5,146
Profit on disposal of property, plant and equipment		(75)			(75)
Equity-settled share-based payments	161	618		371	1,203
Foreign exchange (gains)/losses on operating activities	(95)	9		182	1,000
Reclassified from hedging reserve	1,536	3,587	[1]	2,844	7,468	[1]
Changes in working capital:
Inventories	56	156		(1,194)	(281)
Trade and other receivables	(30,303)	(37,282)	[1]	39,293	(25,437)	[1]
Trade and other payables and deferred revenue	(97,127)	(86,706)	[1]	(73,298)	(115,877)	[1]
Cash (used in)/generated from operations	£ (41,019)	(38,440)		£ 82,337	(11,489)
As previously reported
Statement of cash flows
Profit before tax		24,360			38,800
Depreciation		2,755			5,329
Amortization		37,335			73,389
Loss/(profit) on disposal of intangible assets		(1,013)			(18,292)
Net finance costs		4,363			5,146
Profit on disposal of property, plant and equipment		(75)			(75)
Equity-settled share-based payments		618			1,203
Foreign exchange (gains)/losses on operating activities		9			1,000
Reclassified from hedging reserve		3,707			7,708
Changes in working capital:
Inventories		156			(281)
Trade and other receivables		(24,836)			(8,163)
Trade and other payables and deferred revenue		(85,819)			(117,253)
Cash (used in)/generated from operations		(38,440)			(11,489)
Adjustment
Statement of cash flows
Profit before tax		13,453			16,138
Reclassified from hedging reserve		(120)			(240)
Changes in working capital:
Trade and other receivables		(12,446)			(17,274)
Trade and other payables and deferred revenue		£ (887)			£ 1,376

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.